Business Combinations - Summary of Consideration Transferred in business combination (Detail) - Dec. 31, 2024 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
HIRSCHMANN [Member]
Disclosure of detailed information about business combination [line items]
Cash	$ 2,317,201
Cash	2,296,200
HIRSCHMANN [Member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	2,317,201
Contingent considerations	0
Cash	2,317,201
ASEPCAYMAN [Member]
Disclosure of detailed information about business combination [line items]
Cash	725,059	$ 22,112
Cash	1,173,088	35,776
ASEPCAYMAN [Member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	725,059	22,112
Contingent considerations	371,314	11,324
Cash	1,096,373	33,436
CHE [Member]
Disclosure of detailed information about business combination [line items]
Cash	1,713,092	52,245
Cash	1,945,678	59,338
CHE [Member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	1,713,092	52,245
Contingent considerations	232,586	7,093
Cash	$ 1,945,678	$ 59,338